WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - 99.9%
Adjustable Rate Mortgage Trust, 2005-5 1A1	2.910%	9/25/35	$84,749	$70,238	(b)
Adjustable Rate Mortgage Trust, 2005-7 2A21	2.699%	10/25/35	129,015	109,908	(b)
Adjustable Rate Mortgage Trust, 2005-12 5A1 (1 mo. USD LIBOR + 0.500%)	3.584%	3/25/36	190,997	68,315	(b)
Aegis Asset Backed Securities Trust, 2005-3 M3 (1 mo. USD LIBOR + 0.735%)	3.819%	8/25/35	3,460,000	2,879,704	(b)(c)
AFC Trust, 2000-3 1A (1 mo. USD LIBOR + 0.750%)	3.834%	10/25/30	607,757	565,667	(b)(d)
Alternative Loan Trust, 2005-11CB 3A3, IO (-1.000 x 1 mo. USD LIBOR + 5.000%)	1.916%	6/25/35	1,038,451	40,208	(b)
Alternative Loan Trust, 2005-14 3A1	2.638%	5/25/35	101,302	74,243	(b)
Alternative Loan Trust, 2005-36 4A1	3.376%	8/25/35	152,456	139,399	(b)
Alternative Loan Trust, 2005-J10 1A1 (1 mo. USD LIBOR + 0.500%)	3.584%	10/25/35	466,395	317,204	(b)
Alternative Loan Trust, 2006-HY10 1A1	2.868%	5/25/36	135,331	119,512	(b)
Alternative Loan Trust, 2006-J8 A5	6.000%	2/25/37	75,490	36,085
Alternative Loan Trust, 2007-3T1 2A1	6.000%	3/25/27	23,166	22,883
Alternative Loan Trust, 2007-23CB A8 (-4.000 x 1 mo. USD LIBOR + 28.400%)	16.064%	9/25/37	388,621	355,353	(b)
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. USD LIBOR + 0.360%)	3.444%	6/25/47	773,153	628,907	(b)(c)
American Home Mortgage Assets Trust, 2005-2 2A1A	2.679%	1/25/36	635,795	442,326	(b)
American Home Mortgage Investment Trust, 2007-2 2A (1 mo. USD LIBOR + 0.800%)	3.884%	3/25/47	12,735,445	120,867	(b)
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. USD LIBOR + 0.900%)	3.984%	7/25/46	1,739,878	536,394	(b)(d)
Banc of America Funding Corp., 2015-R3 2A2	2.574%	2/27/37	2,656,251	2,299,865	(b)(c)(d)
Banc of America Funding Trust, 2004-C 3A1	2.900%	12/20/34	196,671	182,091	(b)
Banc of America Funding Trust, 2006-D 2A1	3.499%	5/20/36	31,806	28,425	(b)
Banc of America Funding Trust, 2006-F 1A1	2.739%	7/20/36	95,276	90,065	(b)
Banc of America Funding Trust, 2014-R5 1A2 (6 mo. USD LIBOR + 1.500%)	3.068%	9/26/45	3,750,000	2,847,335	(b)(c)(d)
Banc of America Funding Trust, 2015-R2 9A2	3.359%	3/27/36	3,405,243	3,135,396	(b)(c)(d)
Banc of America Funding Trust, 2015-R4 4A3	7.760%	1/27/30	14,514,117	4,799,296	(b)(d)
Bayview Financial Asset Trust, 2007-SR1A M1 (1 mo. USD LIBOR + 0.800%)	3.884%	3/25/37	1,507,838	1,439,441	(b)(d)
Bayview Financial Asset Trust, 2007-SR1A M2 (1 mo. USD LIBOR + 0.900%)	3.984%	3/25/37	1,835,733	1,854,964	(b)(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2022 Quarterly Report	1

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - continued
Bayview Financial Asset Trust, 2007-SR1A M3 (1 mo. USD LIBOR + 1.150%)	4.234%	3/25/37	$831,704	$897,864	(b)(d)
BCAP LLC Trust, 2011-RR2 1A4	3.111%	7/26/36	2,550,628	1,284,615	(b)(c)(d)
Bear Stearns ALT-A Trust, 2005-9 25A1	3.174%	11/25/35	182,386	138,050	(b)
Bear Stearns Asset Backed Securities Trust, 2005-CL1 A1 (1 mo. USD LIBOR + 0.500%)	1.924%	9/25/34	28,950	27,846	(b)
Bellemeade Re Ltd., 2017-1 B1 (1 mo. USD LIBOR + 4.750%)	7.834%	10/25/27	1,070,000	1,071,011	(b)(d)
Bellemeade Re Ltd., 2018-1A M2 (1 mo. USD LIBOR + 2.900%)	5.984%	4/25/28	292,041	291,132	(b)(d)
Chase Mortgage Finance Trust, 2006-S3 2A1	5.500%	11/25/21	127,834	39,610
ChaseFlex Trust, 2005-2 3A3, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	2.416%	6/25/35	5,928,748	640,982	(b)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2006-2A A1 (1 mo. USD LIBOR + 0.130%)	3.214%	4/25/47	53,697	54,015	(b)(d)
CHL Mortgage Pass-Through Trust, 2005-2 2A1 (1 mo. USD LIBOR + 0.640%)	3.724%	3/25/35	42,909	38,832	(b)
CHL Mortgage Pass-Through Trust, 2005-11 3A3	2.713%	4/25/35	223,496	167,928	(b)
CHL Mortgage Pass-Through Trust, 2005-11 6A1 (1 mo. USD LIBOR + 0.600%)	3.684%	3/25/35	37,187	26,758	(b)
CHL Mortgage Pass-Through Trust, 2005-18 A7 (-2.750 x 1 mo. USD LIBOR +19.525%)	11.044%	10/25/35	9,873	7,027	(b)
CHL Mortgage Pass-Through Trust, 2005-HY10 1A1	3.238%	2/20/36	30,549	24,868	(b)
CHL Mortgage Pass-Through Trust, 2005-HYB9 1A1 (12 mo. USD LIBOR + 1.750%)	5.512%	2/20/36	78,613	68,833	(b)
Citicorp Mortgage Securities Trust, 2007-8 B1	5.984%	9/25/37	2,685,787	1,439,932	(b)(c)
Citigroup Mortgage Loan Trust, 2006-AR5 2A1A	2.834%	7/25/36	177,034	111,073	(b)
Citigroup Mortgage Loan Trust, 2008-3 A3	6.100%	4/25/37	5,392,973	2,302,530	(c)(d)
Citigroup Mortgage Loan Trust Inc., 2004-HYB3 1A	3.546%	9/25/34	27,468	25,176	(b)
Citigroup Mortgage Loan Trust Inc., 2004-UST1 A2	2.700%	8/25/34	6,338	5,949	(b)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	2.997%	8/25/35	84,655	70,824	(b)
Countrywide Asset-Backed Certificates Trust, 2006-SD3 A1 (1 mo. USD LIBOR + 0.660%)	3.744%	7/25/36	170,471	165,295	(b)(d)

See Notes to Schedule of Investments.

2	Western Asset Mortgage Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - continued
Countrywide Asset-Backed Certificates Trust, 2007-SEA1 1A1 (1 mo. USD LIBOR + 1.100%)	4.184%	5/25/47	$287,330	$220,124	(b)(d)
Credit-Based Asset Servicing & Securitization LLC, 2006-SL1 A3 (1 mo. USD LIBOR + 0.440%)	3.524%	9/25/36	3,516,126	235,916	(b)(d)
CSFB Mortgage-Backed Pass-Through Certificates, 2005-10 3A3	5.500%	11/25/35	196,243	117,985
CSMC Resecuritization Trust, 2006-1R 1A2 (-2.750 x 1 mo. USD LIBOR + 19.525%)	11.054%	7/27/36	175,329	222,083	(b)(d)
CSMC Trust, 2014-11R 9A2 (1 mo. USD LIBOR + 0.140%)	2.724%	10/27/36	3,142,279	2,503,691	(b)(c)(d)
CSMC Trust, 2015-2R 7A2	2.848%	8/27/36	3,432,312	2,652,142	(b)(c)(d)
CSMC Trust, 2017-RPL1 B1	2.956%	7/25/57	3,052,442	2,155,816	(b)(c)(d)
CSMC Trust, 2017-RPL1 B2	2.956%	7/25/57	3,501,991	2,473,698	(b)(c)(d)
CSMC Trust, 2017-RPL1 B3	2.956%	7/25/57	2,977,486	1,788,497	(b)(c)(d)
CSMC Trust, 2017-RPL1 B4	2.956%	7/25/57	3,062,092	608,719	(b)(d)
CSMC Trust, 2021-NQM6 B2	4.140%	7/25/66	1,370,000	884,226	(b)(c)(d)
CWABS Revolving Home Equity Loan Trust, 2004-L 2A (1 mo. USD LIBOR + 0.280%)	3.098%	2/15/34	29,399	27,741	(b)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 2PO, PO	0.000%	4/15/36	13,113	9,172	(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AS1, IO	6.650%	4/15/36	111,970	10,237	(b)(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AS2, IO	11.008%	4/15/36	106,780	14,851	(b)(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 5AS1, IO	6.867%	4/15/36	54,338	7,949	(b)(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 5AS3, IO	5.392%	4/15/36	195,552	26,648	(b)(d)
Ellington Financial Mortgage Trust, 2020-1 B2	5.137%	5/25/65	1,550,000	1,517,689	(b)(d)
FARM Mortgage Trust, 2021-1 B	3.238%	7/25/51	1,257,749	858,210	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B2 (30 Day Average SOFR + 5.500%)	7.781%	1/25/34	1,200,000	892,137	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 B2 (30 Day Average SOFR + 7.500%)	9.781%	10/25/41	1,640,000	1,455,412	(b)(c)(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2022 Quarterly Report	3

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - continued
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	$12,061,104	$2,614,568	(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	1.274%	9/25/55	22,318,586	2,593,500	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	145,077,867	412,892	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 B, PO	0.000%	8/25/56	11,126,733	2,148,922	(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 BIO, IO	1.479%	8/25/56	19,037,571	2,054,723	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 XSIO, IO	0.075%	8/25/56	371,004,229	1,392,750	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-3 BX	0.501%	8/25/57	3,346,505	1,317,204	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-2 M	4.750%	8/25/58	681,000	589,357	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 BXS	5.926%	8/25/59	4,058,991	1,475,759	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2021-3 BXS	5.224%	3/25/61	1,699,526	882,658	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 B (1 mo. USD LIBOR + 10.500%)	13.584%	10/25/28	494,189	513,890	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA3 B (1 mo. USD LIBOR + 11.250%)	14.334%	12/25/28	1,026,976	1,092,539	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA4 B (1 mo. USD LIBOR + 8.600%)	11.684%	3/25/29	1,572,900	1,539,060	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 B2 (1 mo. USD LIBOR + 11.250%)	14.334%	10/25/29	1,767,618	1,746,179	(b)(c)

See Notes to Schedule of Investments.

4	Western Asset Mortgage Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-SPI1 B	4.124%	9/25/47	$747,410	$646,243	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	14.834%	5/25/43	5,480,862	5,861,193	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP2 B2 (1 mo. USD LIBOR + 10.500%)	13.584%	2/25/47	3,530,000	3,805,191	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-SPI2 B	3.840%	5/25/48	1,793,946	1,317,812	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-SPI4 B	4.510%	11/25/48	3,713,543	2,758,766	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B1 (1 mo. USD LIBOR + 3.750%)	6.834%	4/25/43	1,750,000	1,716,600	(b)(c)(d)
Federal National Mortgage Association (FNMA), 2012-134 LS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.066%	12/25/42	1,298,793	137,523	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C01 1B (1 mo. USD LIBOR + 11.750%)	14.834%	8/25/28	1,862,044	2,019,870	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C02 1B (1 mo. USD LIBOR + 12.250%)	15.334%	9/25/28	2,337,634	2,574,476	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C03 1B (1 mo. USD LIBOR + 11.750%)	14.834%	10/25/28	1,930,545	2,096,496	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	13.334%	1/25/29	2,611,047	2,746,203	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B (1 mo. USD LIBOR + 9.250%)	12.334%	4/25/29	3,509,666	3,585,926	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1B1 (1 mo. USD LIBOR + 3.250%)	6.334%	1/25/40	1,500,000	1,370,496	(b)(c)(d)
First Horizon Alternative Mortgage Securities Trust, 2005-AA6 3A1	3.471%	8/25/35	245,456	217,443	(b)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2022 Quarterly Report	5

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - continued
First Horizon Alternative Mortgage Securities Trust, 2006-FA6 2A1, PAC	6.250%	11/25/36	$66,954	$25,724
Government National Mortgage Association (GNMA) II	4.000%	10/1/51	2,000,000	1,868,203	(e)
Government National Mortgage Association (GNMA) II	4.500%	10/1/51	2,000,000	1,914,922	(e)
Government National Mortgage Association (GNMA) II	5.000%	10/1/51	2,000,000	1,957,979	(e)
GS Mortgage Securities Corp. II, 2000-1A A (1 mo. USD LIBOR + 0.350%)	3.343%	3/20/23	9,348	9,370	(b)(d)
GSAA Resecuritization Mortgage Trust, 2005-R1 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.000%)	4.914%	4/25/35	265,961	39,422	(b)(d)
GSMPS Mortgage Loan Trust, 2005-RP1 1A4	8.500%	1/25/35	39,937	40,164	(d)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	283,599	248,145	(d)
HarborView Mortgage Loan Trust, 2006-2 1A	3.524%	2/25/36	13,653	5,391	(b)
Home Equity Mortgage Trust, 2006-1 A3 (1 mo. USD LIBOR + 0.500%)	3.584%	5/25/36	3,500,000	3,240,046	(b)(c)
HSI Asset Loan Obligation Trust, 2007-AR1 4A1	3.977%	1/25/37	66,705	51,979	(b)
Impac CMB Trust, 2004-8 1A (1 mo. USD LIBOR + 0.720%)	3.804%	10/25/34	106,618	98,979	(b)
IndyMac INDA Mortgage Loan Trust, 2005-AR2 1A1	3.053%	1/25/36	62,468	50,597	(b)
IndyMac INDX Mortgage Loan Trust, 2004-AR13 1A1	2.784%	1/25/35	25,474	24,539	(b)
IndyMac INDX Mortgage Loan Trust, 2005-AR15 A2	3.229%	9/25/35	38,435	32,986	(b)
IndyMac INDX Mortgage Loan Trust, 2006-AR7 5A1	3.066%	5/25/36	143,208	113,804	(b)
IndyMac INDX Mortgage Loan Trust, 2006-AR9 3A3	3.075%	6/25/36	227,644	201,295	(b)
IndyMac INDX Mortgage Loan Trust, 2006-AR11 1A1	3.245%	6/25/36	288,927	240,335	(b)
JPMorgan Alternative Loan Trust, 2007-A1 3A1	3.450%	3/25/37	190,508	186,761	(b)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	610,237	343,813
JPMorgan Mortgage Trust, 2007-S2 3A2	6.000%	6/25/37	34,339	33,446
JPMorgan Mortgage Trust, 2007-S2 3A3	6.500%	6/25/37	11,186	10,867
JPMorgan Mortgage Trust, 2007-S3 1A18 (1 mo. USD LIBOR + 0.500%)	3.584%	8/25/37	1,918,987	713,047	(b)

See Notes to Schedule of Investments.

6	Western Asset Mortgage Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - continued
Legacy Mortgage Asset Trust, 2021-GS3 A2	3.250%	7/25/61	$1,640,000	$1,480,957	(c)(d)
Lehman Mortgage Trust, 2006-3 1A7, IO (-1.000 x 1 mo. USD LIBOR + 5.400%)	2.316%	7/25/36	4,027,911	451,678	(b)(c)
Lehman Mortgage Trust, 2006-7 1A3, IO (-1.000 x 1 mo. USD LIBOR + 5.350%)	2.266%	11/25/36	3,395,986	362,309	(b)
Lehman Mortgage Trust, 2006-7 1A8 (1 mo. USD LIBOR + 0.180%)	3.264%	11/25/36	2,502,104	1,219,048	(b)(c)
Lehman Mortgage Trust, 2006-7 3A2, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	4.066%	11/25/36	4,917,664	659,443	(b)(c)
Lehman Mortgage Trust, 2007-5 2A3 (1 mo. USD LIBOR + 0.330%)	3.414%	6/25/37	2,591,067	423,876	(b)
Lehman XS Trust, 2006-19 A4 (1 mo. USD LIBOR + 0.340%)	3.424%	12/25/36	387,232	338,862	(b)
LSTAR Securities Investment Ltd., 2019-4 A1 (1 mo. USD LIBOR + 3.500%)	6.064%	5/1/24	2,092,883	2,100,806	(b)(d)
MASTR Adjustable Rate Mortgages Trust, 2004-12 5A1	3.605%	10/25/34	8,293	8,102	(b)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	3.294%	4/25/46	110,457	97,723	(b)
MASTR Reperforming Loan Trust, 2005-1 1A4	7.500%	8/25/34	45,673	36,206	(d)
Merrill Lynch Mortgage Investors Trust, 2006-A1 2A1	2.611%	3/25/36	389,500	220,179	(b)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. USD LIBOR + 0.140%)	3.224%	6/25/36	194,473	45,594	(b)
Morgan Stanley Mortgage Loan Trust, 2007-5AX 2A3 (1 mo. USD LIBOR + 0.460%)	3.544%	2/25/37	1,421,364	412,068	(b)
Morgan Stanley Mortgage Loan Trust, 2007-15AR 4A1	3.069%	11/25/37	309,262	278,365	(b)
Morgan Stanley Re-REMIC Trust, 2015-R2 1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.710%)	1.569%	12/27/46	807,640	713,607	(b)(d)
New Century Home Equity Loan Trust, 2004-3 M3 (1 mo. USD LIBOR + 1.065%)	4.149%	11/25/34	176,051	173,769	(b)
New Residential Mortgage Loan Trust, 2017-4A B4	5.302%	5/25/57	2,121,552	1,916,725	(b)(c)(d)
New Residential Mortgage Loan Trust, 2019-6A A1IB, IO	0.500%	9/25/59	24,366,577	398,965	(b)(d)
NewRez Warehouse Securitization Trust, 2021-1 F (1 mo. USD LIBOR + 5.250%)	8.334%	5/25/55	2,460,000	2,440,062	(b)(d)
Nomura Resecuritization Trust, 2015-4R 4A7	3.377%	3/26/37	731,262	717,601	(b)(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2022 Quarterly Report	7

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - continued
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	5.863%	5/27/23	$876,544	$844,244	(b)(c)(d)
Popular ABS Mortgage Pass-Through Trust, 2005-5 MV2 (1 mo. USD LIBOR + 0.945%)	3.127%	11/25/35	2,140,867	1,905,837	(b)(c)
Provident Home Equity Loan Trust, 2000-2 A1 (1 mo. USD LIBOR + 0.540%)	3.624%	8/25/31	595,983	522,798	(b)
Radnor RE Ltd., 2020-1 M2B (1 mo. USD LIBOR + 2.250%)	5.334%	1/25/30	2,345,000	2,167,311	(b)(d)
Radnor RE Ltd., 2021-1 M1C (30 Day Average SOFR + 2.700%)	4.981%	12/27/33	1,225,000	1,185,992	(b)(d)
RALI Trust, 2005-QA3 CB4	3.430%	3/25/35	843,168	383,803	(b)
RALI Trust, 2006-QA1 A11	4.393%	1/25/36	255,915	196,291	(b)
RALI Trust, 2006-QA4 A (1 mo. USD LIBOR + 0.360%)	3.444%	5/25/36	134,010	120,170	(b)
RALI Trust, 2006-QO2 A1 (1 mo. USD LIBOR + 0.440%)	3.524%	2/25/46	165,246	37,075	(b)
RALI Trust, 2007-QA2 A1 (1 mo. USD LIBOR + 0.260%)	3.344%	2/25/37	23,669	30,128	(b)
RAMP Trust, 2004-RS4 MII2 (1 mo. USD LIBOR + 1.350%)	4.461%	4/25/34	925,330	824,244	(b)(c)
RAMP Trust, 2005-SL2 A5	8.000%	10/25/31	243,765	125,815
RBSGC Mortgage Loan Trust, 2007-A 3A1 (1 mo. USD LIBOR + 0.350%)	3.434%	1/25/37	2,691,740	476,931	(b)
Redwood Funding Trust, 2019-1 PT	4.468%	9/27/24	2,120,244	2,106,992	(d)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	519,777	301,384
Renaissance Home Equity Loan Trust, 2007-2 AF2	5.675%	6/25/37	445,054	139,684
Renaissance Home Equity Loan Trust, 2007-3 AF3	7.238%	9/25/37	1,532,820	737,687	(c)
Residential Asset Securitization Trust, 2006-A1 1A6 (1 mo. USD LIBOR + 0.500%)	3.584%	4/25/36	1,280,218	447,763	(b)
Residential Asset Securitization Trust, 2006-A1 1A7, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	2.416%	4/25/36	2,653,301	284,739	(b)
Residential Asset Securitization Trust, 2007-A2 1A1	6.000%	4/25/37	175,334	109,229
RFMSI Trust, 2006-S8 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.400%)	2.316%	9/25/36	2,092,961	119,738	(b)
RFMSI Trust, 2007-S6 1A6 (1 mo. USD LIBOR + 0.500%)	3.584%	6/25/37	988,763	796,022	(b)(c)

See Notes to Schedule of Investments.

8	Western Asset Mortgage Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - continued
RFMSI Trust, 2007-S6 1A13, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	2.416%	6/25/37	$988,763	$64,366	(b)
Seasoned Credit Risk Transfer Trust, 2022-2 M	5.000%	4/25/62	1,337,000	1,058,882	(b)(d)
Structured Adjustable Rate Mortgage Loan Trust, 2004-18 1A2	3.150%	12/25/34	153,271	139,516	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	3.557%	3/25/35	115,667	96,951	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-7 1A3	3.471%	4/25/35	38,575	36,621	(b)
Structured Asset Investment Loan Trust, 2004-8 M9 (1 mo. USD LIBOR + 3.750%)	6.834%	9/25/34	297,405	280,951	(b)
Structured Asset Mortgage Investments II Trust, 2006-AR5 4A1 (1 mo. USD LIBOR + 0.440%)	3.524%	5/25/46	419,772	130,177	(b)
Wachovia Mortgage Loan Trust LLC, 2005-B 2A2	3.060%	10/20/35	7,561	7,278	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR2 B1 (1 mo. USD LIBOR + 0.795%)	3.879%	1/25/45	1,407,075	1,163,192	(b)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-8 1A6 (-3.667 x 1 mo. USD LIBOR + 23.283%)	11.975%	10/25/35	112,104	96,940	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-9 5A4 (-7.333 x 1 mo. USD LIBOR + 35.933%)	13.317%	11/25/35	42,043	34,643	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-10 2A3 (1 mo. USD LIBOR + 0.900%)	3.984%	11/25/35	75,985	71,055	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR13 A1C3 (1 mo. USD LIBOR + 0.980%)	4.064%	10/25/45	93,149	87,432	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR15 A1C4 (1 mo. USD LIBOR + 0.800%)	3.884%	11/25/45	516,472	279,728	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR10 A1 (1 mo. USD LIBOR + 0.200%)	3.284%	12/25/36	259,283	145,916	(b)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2022 Quarterly Report	9

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - continued
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR16 2A2	2.430%	12/25/36	$109,627	$97,233	(b)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.460%)	2.376%	3/25/37	1,210,642	50,089	(b)

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost - $147,175,177)				145,668,029

COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - 48.8%
BPR Trust, 2021-TY F (1 mo. USD LIBOR + 4.200%)	7.018%	9/15/38	1,000,000	934,034	(b)(d)
BSREP Commercial Mortgage Trust, 2021-DC HRR (1 mo. USD LIBOR + 5.500%)	8.318%	8/15/38	3,536,000	3,032,695	(b)(d)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. USD LIBOR + 2.900%)	5.718%	4/15/34	2,000,000	1,868,368	(b)(d)
BX Commercial Mortgage Trust, 2020-VIVA E	3.667%	3/11/44	2,000,000	1,441,500	(b)(d)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. USD LIBOR + 3.890%)	6.708%	10/15/38	2,333,655	2,157,344	(b)(d)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	7.028%	2/15/39	1,073,899	988,584	(b)(d)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	2,720,000	1,875,942	(d)
CSMC Trust, 2017-CHOP F (1 mo. USD LIBOR + 4.350%)	7.168%	7/15/32	1,620,000	1,465,659	(b)(d)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.350%)	10.168%	7/15/32	2,459,000	2,075,125	(b)(d)
CSMC Trust, 2019-RIO B (1 mo. USD LIBOR + 7.000%)	9.818%	12/15/22	2,979,738	2,949,418	(b)(d)
CSMC Trust, 2021-4SZN A (1 mo. Term SOFR + 3.967%)	6.813%	11/15/23	1,750,000	1,665,584	(b)(d)
CSMC Trust, 2021-ADV G (1 mo. USD LIBOR + 6.250%)	9.068%	7/15/38	2,080,000	1,952,526	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk, 2021-MN1 B1 (30 Day Average SOFR + 7.750%)	10.031%	1/25/51	950,000	914,739	(b)(d)
FREMF Mortgage Trust, 21K-F117 CS (30 Day Average SOFR + 6.400%)	8.684%	7/25/31	1,628,878	1,627,206	(b)(d)
FRESB Mortgage Trust, 2018-SB48 B	3.815%	2/25/38	3,514,522	2,903,397	(b)(d)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. USD LIBOR + 4.450%)	7.268%	11/15/32	2,500,000	2,318,964	(b)(d)
GS Mortgage Securities Corp. Trust, 2019-SMP G (1 mo. USD LIBOR + 4.250%)	7.068%	8/15/32	1,500,000	1,391,385	(b)(d)
GS Mortgage Securities Trust, 2007-GG10 AJ	5.809%	8/10/45	1,304,239	404,314	(b)
Hawaii Hotel Trust, 2019-MAUI F (1 mo. USD LIBOR + 2.750%)	5.568%	5/15/38	1,000,000	938,300	(b)(d)

See Notes to Schedule of Investments.

10	Western Asset Mortgage Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - continued
Hawaii Hotel Trust, 2019-MAUI G (1 mo. USD LIBOR + 3.150%)	5.968%	5/15/38	$1,697,000	$1,557,584	(b)(d)
HIT Trust, 2022-HI32 G (1 mo. Term SOFR + 7.228%)	10.073%	7/15/24	2,000,000	1,974,455	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN HFL (1 mo. USD LIBOR + 4.000%)	6.939%	1/16/37	174,062	160,738	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.723%	2/15/51	70,787	63,504	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.508%)	11.326%	6/15/35	3,000,000	3,003	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. USD LIBOR + 4.250%)	7.068%	12/15/36	988,000	578,171	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. USD LIBOR + 6.750%)	9.568%	12/15/36	1,033,000	562,478	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYMZ M (1 mo. USD LIBOR + 7.250%)	10.068%	6/15/26	1,250,000	1,231,770	(b)(d)
KIND Trust, 2021-KIND F (1 mo. USD LIBOR + 3.950%)	6.768%	8/15/38	1,797,012	1,667,738	(b)(d)
MBRT, 2019-MBR H1 (1 mo. USD LIBOR + 4.250%)	7.068%	11/15/36	2,000,000	1,882,568	(b)(d)
Med Trust, 2021-MDLN G (1 mo. USD LIBOR + 5.250%)	8.068%	11/15/38	2,100,000	1,944,168	(b)(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	44,430	22,170	(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	18,437	18,168	(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJA	6.222%	9/12/49	4,296	4,233	(b)
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.282%	12/12/49	84,324	40,982	(b)
Motel Trust, 2021-MTL6 H (1 mo. USD LIBOR + 6.000%)	8.818%	9/15/38	124,172	122,170	(b)(d)
MRCD Mortgage Trust, 2019-PRKC A	4.250%	12/15/36	2,048,000	1,649,111	(b)(d)
Multifamily CAS Trust, 2019-1 CE (1 mo. USD LIBOR + 8.750%)	11.834%	10/25/49	2,500,000	2,494,443	(b)(d)
Multifamily CAS Trust, 2020-1 CE (1 mo. USD LIBOR + 7.500%)	10.584%	3/25/50	1,500,000	1,480,853	(b)(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2022 Quarterly Report	11

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - continued
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/36	$1,900,000	$1,673,350	(b)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.544%	8/15/36	950,000	796,032	(b)(d)
Natixis Commercial Mortgage Securities Trust, 2022-JERI G (1 mo. Term SOFR + 7.458%)	10.303%	1/15/39	3,500,000	3,369,747	(b)(d)
Natixis Commercial Mortgage Securities Trust, 2022-RRI E (1 mo. Term SOFR + 5.193%)	8.038%	3/15/35	1,697,000	1,625,115	(b)(d)
NCMF Trust, 2022-MFP G (1 mo. Term SOFR + 5.128%)	7.973%	3/15/39	2,200,000	2,101,559	(b)(d)
RIAL Issuer Ltd., 2022-FL8 E (1 mo. Term SOFR + 5.500%)	8.518%	1/19/37	1,500,000	1,454,345	(b)(d)
River Haus, 2021 A-2	6.950%	8/15/24	1,500,000	1,499,997	(f)(g)
SMR Mortgage Trust, 2022-IND G (1 mo. Term SOFR + 7.500%)	10.345%	2/15/39	1,929,181	1,829,326	(b)(d)
Soho Trust, 2021-SOHO D	2.786%	8/10/38	1,500,000	1,035,378	(b)(d)
Starwood Retail Property Trust, 2014-STAR D (1 mo. USD LIBOR + 3.500%)	6.318%	11/15/27	1,000,000	40,000	(b)(d)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.400%)	7.218%	11/15/27	1,600,000	3,208	(b)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL E (1 mo. USD LIBOR + 3.480%)	6.123%	11/11/34	1,012,600	952,501	(b)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL F (1 mo. USD LIBOR + 4.252%)	6.895%	11/11/34	769,576	723,899	(b)(d)
UBS Commercial Mortgage Trust, 2018-NYCH G (1 mo. USD LIBOR + 4.838%)	7.656%	2/15/32	962,000	871,154	(b)(d)
Wells Fargo Commercial Mortgage Trust, 2017-C42 D	2.800%	12/15/50	1,000,000	706,748	(b)(d)
Wells Fargo Commercial Mortgage Trust, 2022-JS2 G	3.569%	12/15/39	2,200,000	1,329,414	(b)(d)
WFRBS Commercial Mortgage Trust, 2014- C19 D	4.234%	3/15/47	825,000	757,686	(d)

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost - $83,511,294)				71,132,850

See Notes to Schedule of Investments.

12	Western Asset Mortgage Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT/ UNITS	VALUE
ASSET-BACKED SECURITIES - 10.1%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	4.643%	7/1/39	$100,000	$95,188	(b)
BankAmerica Manufactured Housing Contract Trust, 1996-1 B1	7.875%	10/10/26	7,866,000	372,608
BCMSC Trust, 1998-B A	6.530%	10/15/28	229,258	218,973	(b)
BCMSC Trust, 1999-A A3	5.980%	3/15/29	28,858	28,741	(b)
Cascade MH Asset Trust, 2019-MH1 M	5.985%	11/25/44	1,150,000	1,063,627	(b)(d)
Firstfed Corp. Manufactured Housing Contract, 1997-2 B	8.110%	5/15/24	121,324	13	(d)
Hertz Vehicle Financing LLC, 2022-4A D	6.560%	9/25/26	1,700,000	1,569,005	(d)
Loanpal Solar Loan Ltd., 2020-3GS C	3.500%	12/20/47	781,101	582,208	(d)
Loanpal Solar Loan Ltd., 2021-1GS C	3.500%	1/20/48	857,175	686,798	(d)
Lunar Structured Aircraft Portfolio Notes, 2021-1 C	5.682%	10/15/46	1,841,198	1,459,170	(d)
National Collegiate Student Loan Trust, 2006-3 B (1 mo. USD LIBOR + 0.360%)	3.444%	1/26/32	1,710,000	1,288,016	(b)
National Collegiate Class A-3L Commutation Trust, 2007-4VI O (1 mo. USD LIBOR + 0.850%)	3.934%	3/29/38	5,946,896	1,233,755	(b)(d)
Nelnet Student Loan Trust, 2021-DA D	4.380%	4/20/62	1,200,000	950,305	(d)
RBS Acceptance Inc., 1995-BA1 B2	9.000%	8/10/20	2,191,561	132
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	6,875	791,596	(d)
SoFi Professional Loan Program LLC, 2017-F R1	0.000%	1/25/41	34,000	488,769	(d)
Stonepeak, 2021-1A B	3.821%	2/28/33	1,495,024	1,309,214	(d)
Sunnova Hellios II Issuer LLC, 2018-1A B	7.710%	7/20/48	991,287	925,558	(d)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	1,618,891	1,356,133	(d)
Voya CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 6.020%)	8.532%	6/7/30	400,000	332,727	(b)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $20,053,043)				14,752,536

			FACE AMOUNT
CORPORATE BONDS & NOTES - 1.0%
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
CVS Pass-Through Trust	9.350%	1/10/23	479,444	486,582	(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2022 Quarterly Report	13

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INDUSTRIALS - 0.7%
Airlines - 0.7%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	$1,060,000	$926,731	(d)

TOTAL CORPORATE BONDS & NOTES (Cost - $1,513,885)				1,413,313

CONVERTIBLE BONDS & NOTES - 0.3%
FINANCIALS - 0.3%
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Two Harbors Investment Corp., Senior Notes (Cost - $534,407)	6.250%	1/15/26	600,000	502,140

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $252,787,806)				233,468,868

SHORT-TERM INVESTMENTS - 7.2%
Repurchase Agreements - 5.0%
Goldman Sachs & Co. repurchase agreement dated 9/30/22; Proceeds at maturity - $7,301,801; (Fully collateralized by U.S. government obligations, 1.250% due 8/15/31; Market value - $7,300,000) (Cost - $7,300,000)	2.960%	10/3/22	7,300,000	7,300,000

			SHARES
MONEY MARKET FUNDS - 2.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $3,156,088)	2.799%		3,156,088	3,156,088	(h)

TOTAL SHORT-TERM INVESTMENTS (Cost - $10,456,088)				10,456,088

TOTAL INVESTMENTS - 167.3% (Cost - $263,243,894)				243,924,956
Liabilities in Excess of Other Assets - (67.3)%				(98,092,956)

TOTAL NET ASSETS - 100.0%				$145,832,000

See Notes to Schedule of Investments.

14	Western Asset Mortgage Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

‡	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

(a)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2022, the Fund held TBA securities with a total cost of $6,028,828.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2022, the total market value of investments in Affiliated Companies was $3,156,088 and the cost was $3,156,088 (Note 2).

Abbreviation(s) used in this schedule:

CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2022 Quarterly Report	15

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

At September 30, 2022, the Fund had the following open reverse repurchase agreements:

COUNTERPARTY	RATE	EFFECTIVE DATE	MATURITY DATE	FACE AMOUNT OF REVERSE REPURCHASE AGREEMENTS	ASSET CLASS OF COLLATERAL*	COLLATERAL VALUE**
Nomura Securities International Inc.	4.205%	7/13/2022	5/22/2023	$89,609,000	Residential Mortgage- Backed Securities	$97,575,871

				$89,609,000		$97,575,871

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	Including accrued interest.

At September 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury 5-Year Notes	198	12/22	$21,961,673	$21,286,546	$675,127
U.S. Treasury 10-Year Notes	8	12/22	942,905	896,500	46,405
U.S. Treasury Long-Term Bonds	20	12/22	2,743,787	2,528,125	215,662
U.S. Treasury Ultra 10-Year Notes	62	12/22	7,824,494	7,346,032	478,462

Net unrealized appreciation on open futures contracts					$1,415,656

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

16	Western Asset Mortgage Opportunity Fund Inc. 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on December 11, 2009 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing primarily in a diverse portfolio of mortgage-backed securities (“MBS”) and mortgage whole loans. Investments in MBS consist primarily of non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value

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Notes to Schedule of Investments (unaudited) (continued)

determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Residential Mortgage-Backed Securities	—	$145,668,029	—	$145,668,029
Commercial Mortgage-Backed Securities	—	69,632,853	$1,499,997	71,132,850
Asset-Backed Securities	—	14,752,536	—	14,752,536
Corporate Bonds & Notes	—	1,413,313	—	1,413,313
Convertible Bonds & Notes	—	502,140	—	502,140

Total Long-Term Investments	—	231,968,871	1,499,997	233,468,868

Short-Term Investments†:
Repurchase Agreements	—	7,300,000	—	7,300,000
Money Market Funds	$3,156,088	—	—	3,156,088

Total Short-Term Investments	3,156,088	7,300,000	—	10,456,088

Total Investments	$3,156,088	$239,268,871	$1,499,997	$243,924,956

Other Financial Instruments:
Futures Contracts††	$1,415,656	—	—	$1,415,656

Total	$4,571,744	$239,268,871	$1,499,997	$245,340,612

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of December 31, 2021	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases
Commercial Mortgage-Backed Securities	$1,500,188	—	—	$(191)	—

Total	$1,500,188	—	—	$(191)	—

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2022	Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2022
Commercial Mortgage-Backed Securities	—	—	—	$1,499,997	$(191)

Total	—	—	—	$1,499,997	$(191)

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 09/30/22 (000’s)	Valuation Technique(s)	Unobservable Input(s)	Value, Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Commercial Mortgage-Backed Securities	$1,500	Discounted Cash Flow Method	Discount Rate	10.84%	Decrease

*

This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2022. The following transactions were effected in such company for the period ended September 30, 2022.

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Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at December 31, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2022
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,385,262	$51,127,812	51,127,812	$49,356,986	49,356,986	—	$14,354	—	$3,156,088

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